Servicing Assets - MSR Sensitivity Analysis (Details) - Mortgage Servicing Rights - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of residential mortgage servicing rights	$ 446	$ 213
Weighted average life (years)	7 years 9 months 18 days	3 years 4 months 24 days
Prepayment speed	13.08%	11.78%
Impact on fair value of a 10% adverse change in prepayment speed	$ (19)	$ (9)
Impact on fair value of a 20% adverse change in prepayment speed	$ (37)	$ (17)
Discount rate	9.00%	9.50%
Impact on fair value of a 10% adverse change in the discount rate	$ (14)	$ (8)
Impact on fair value of a 20% adverse change in the discount rate	$ (27)	$ (15)